Equipment Financing - Additional Information (Details) - Automobile Loan [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 agreement Automobile
Debt Instrument [Line Items]
Number of loan agreements | agreement			4
Interest expense	$ 28,000	$ 48,000
Number of automobiles financed | Automobile			25
Weighted average interest rate	6.50%
Debt instrument outstanding balance	$ 300
Debt instruments maturity year	2021
Debt instrument maturity date	Mar. 31, 2021